Other Comprehensive Income	12 Months Ended
Dec. 31, 2023
Other Comprehensive Income [Abstract]
Other comprehensive Income
29.	Other comprehensive Income

The analysis of this movement is shown below:

			Exchange difference
	Foreign	Increase in	from net
	currency	fair value of	investment
	translations	available-for	in a foreign
	adjustment	sale assets	operation	Total
As of January 1, 2021	(61,124)	7,461	(9,246)	(62,909)
(Debit) credit for the year	(5,230)	-	(425)	(5,655)
As of December 31, 2021	(66,354)	7,461	(9,671)	(68,564)
(Debit) credit for the year	(20,814)	(7,461)	(287)	(28,562)
As of December 31, 2022	(87,168)	-	(9,958)	(97,126)
Credit (debit) for the year	28,918	-	(167)	28,751
As of December 31, 2023	28,918	-	(167)	28,751

The foregoing amounts only represent the amounts attributable to the Company’s controlling interest, net of tax. The table below shows the movement in other comprehensive income per year:

In thousands of soles	2021	2022	2023
Owners of the Company	(5,655)	(28,562)	28,751
Non-controlling interest	218	(99)	137
Total value in OCI	(5,437)	(28,661)	28,888